Stock Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation
Note 20. Stock Based Compensation
(in thousands, except share data)
The Company has a directors’ stock compensation plan and had an employees’ long-term incentive plan. Under the directors’ plan, the Company may grant options for up to 210,000 shares of common stock. The price of each option is equal to the market price determined as of the option grant date. Options granted are exercisable after six months and expire after 10 years. The employee plan expired on April 13, 2009, no options have been granted since this date and all previously granted options either expired or were exercised as of December 31, 2019. The options previously granted under the employee plan expire 10 years from the grant date. The exercise price is equal to the market price of the Company’s stock on the date of grant.
The fair value of each option granted is estimated on the date of the grant using the Black-Sholes option-pricing model. No options were granted in 2019 or 2018, therefore no calculations were required in 2019 or 2018 to determine fair values.
The Company has adopted the 2013 Incentive Compensation Plan (the “2013 Plan”), which the Company has used for all equity grants after the adoption and approval of the 2013 Plan.
During 2019, the Company’s directors received restricted stock grants totaling 7,500 shares of common stock at a then market value of $21.53 per share and in 2018 received 7,500 shares of common stock at a then market value of $22.05 per share. These grants vest over a one-year
period during which time the recipients have rights to vote the shares and to receive dividends. The grant date fair value of these shares granted in 2019 was $161 and will be recognized over the one-year
restriction period at a cost of $13 per month less deferred taxes of $3 per month. The grant date fair value of the shares granted in 2018 was $165 and was recognized over the one-year
restriction period at a cost of $14 per month less deferred taxes of $3 per month.
During 2015, 7,500 shares of restricted stock was granted to the Chief Executive Officer (CEO) that would vest according to a stock performance schedule over the next five years. The stock performance for the Company met the goal for 2016 and the CEO became vested in 20%, or 1,500 shares of the restricted stock at an expense of $32. Again in 2017, the Company met 20% of its goal and the CEO became vested in an additional 1,500 shares of the restricted stock at an expense of $37. The stock performance for the Company did not meet the goal in 2019 or 2018 and no corresponding expense was recorded.
During 2019 and 2018, the Company recorded expense of $163 and $170 and recorded deferred taxes in the amounts of $41 and $42, respectively, related to all of the restricted shares.
At December 31, 2019, there were 12,000 shares
non-vested
with $54 in unrecognized stock-based compensation expense related to the 2013 Plan.
Following is a summary of the status of the stock options remaining under the plans for the years ending December 31, 2019, 2018 and 2017:

	Directors’ Plan
	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2017	78,000	$21.08
Granted	—	—
Exercised	(6,000)	20.94
Expired	(9,000)	22.00

Outstanding at December 31, 2017	63,000	$20.96

Granted	—	—
Exercised	(6,000)	18.00
Expired	(4,500)	18.00

Outstanding at December 31, 2018	52,500	$21.55

Granted	—	—
Exercised	—	—
Expired	(12,000)	21.75

Outstanding at December 31, 2019	40,500	$21.49

Options exercisable at:
December 31, 2019	40,500	$21.49

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

	Options	Weighted	Weighted Average
Range of Exercise Prices	Outstanding	Average Price	Life Remaining
$15.01 to $20.00	13,500	18.76	2 years, 4 months
$20.01 to $22.50	13,500	20.02	1 year, 4 months
$22.51 and above	13,500	25.72	4 months

Total	40,500	$21.49	1 years, 4 months

The intrinsic value of options outstanding under the Directors’ Plan at December 31, 2019 was $52. Additionally, the total intrinsic value of options exercised during 2019 and 2018 was
$-0-
and $24, respectively.
There were no options granted during 2019 under the 2013 Plan.